Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Depreciation and amortization expense	$ 10,112	$ 15,905
Lab Equipment [Member]
Write off of equipment	$ 25,956